Loans and Allowance for Loan and Lease Losses - Allowance For Loan And Lease Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Allowance for Loan Losses [Roll Forward]
Beginning Balance	$ 19,075	$ 16,533
Charge-offs	(56)	(223)
Recoveries	92	965
Provisions	2,700	1,800
Ending Balance	21,811	19,075
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			$ 1,128	$ 610
Allowances for loan losses, Collectively evaluated for impairment			20,683	18,465
Allowance for loan losses	21,811	19,075	21,811	19,075
Loans, Individually evaluated for impairment			22,098	21,857
Loans, Collectively evaluated for impairment			1,398,651	1,219,300
Total Loans			1,420,749	1,241,157
Commercial and Industrial
Allowance for Loan Losses [Roll Forward]
Beginning Balance	718	684
Charge-offs	0	(128)
Recoveries	16	47
Provisions	230	115
Ending Balance	964	718
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			286	14
Allowances for loan losses, Collectively evaluated for impairment			678	704
Allowance for loan losses	964	718	964	718
Loans, Individually evaluated for impairment			286	14
Loans, Collectively evaluated for impairment			36,491	34,626
Total Loans			36,777	34,640
Real Estate | Real Estate Construction
Allowance for Loan Losses [Roll Forward]
Beginning Balance	1,694	2,068
Charge-offs	0	(27)
Recoveries	6	600
Provisions	1,107	(947)
Ending Balance	2,807	1,694
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			141	69
Allowances for loan losses, Collectively evaluated for impairment			2,666	1,625
Allowance for loan losses	2,807	1,694	2,807	1,694
Loans, Individually evaluated for impairment			5,110	5,589
Loans, Collectively evaluated for impairment			225,985	134,288
Total Loans			231,095	139,877
Consumer
Allowance for Loan Losses [Roll Forward]
Beginning Balance	210	230
Charge-offs	0	(19)
Recoveries	0	0
Provisions	(23)	(1)
Ending Balance	187	210
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			0	0
Allowances for loan losses, Collectively evaluated for impairment			187	210
Allowance for loan losses	187	210	187	210
Loans, Individually evaluated for impairment			0	0
Loans, Collectively evaluated for impairment			12,771	14,424
Total Loans			12,771	14,424
Commercial – Owner Occupied | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	2,062	2,017
Charge-offs	0	0
Recoveries	26	189
Provisions	(65)	(144)
Ending Balance	2,023	2,062
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			33	36
Allowances for loan losses, Collectively evaluated for impairment			1,990	2,026
Allowance for loan losses	2,023	2,062	2,023	2,062
Loans, Individually evaluated for impairment			4,833	2,441
Loans, Collectively evaluated for impairment			131,920	133,176
Total Loans			136,753	135,617
Commercial – Non-owner Occupied | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	5,853	4,630
Charge-offs	0	(49)
Recoveries	39	86
Provisions	(32)	1,186
Ending Balance	5,860	5,853
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			457	192
Allowances for loan losses, Collectively evaluated for impairment			5,403	5,661
Allowance for loan losses	5,860	5,853	5,860	5,853
Loans, Individually evaluated for impairment			10,424	11,299
Loans, Collectively evaluated for impairment			287,780	310,281
Total Loans			298,204	321,580
Residential – 1 to 4 Family | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	7,917	6,277
Charge-offs	(56)	0
Recoveries	5	43
Provisions	1,285	1,597
Ending Balance	9,151	7,917
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			211	299
Allowances for loan losses, Collectively evaluated for impairment			8,940	7,618
Allowance for loan losses	9,151	7,917	9,151	7,917
Loans, Individually evaluated for impairment			1,445	2,514
Loans, Collectively evaluated for impairment			635,446	542,877
Total Loans			636,891	545,391
Residential – Multifamily | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	621	627
Charge-offs	0	0
Recoveries	0	0
Provisions	198	(6)
Ending Balance	819	621
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			0	0
Allowances for loan losses, Collectively evaluated for impairment			819	621
Allowance for loan losses	$ 819	$ 621	819	621
Loans, Individually evaluated for impairment			0	0
Loans, Collectively evaluated for impairment			68,258	49,628
Total Loans			$ 68,258	$ 49,628